UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York          August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $169,709
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                        Name

NONE


                                                    FORM 13F INFORMATION TABLE
                                                           EAC Management LP
                                                              June 30, 2011



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
BECKMAN COULTER INC            COM        075811109    7,438      89,077  SH           SOLE         NONE          89,077
BUCYRUS INTL INC NEW           COM        118759109   16,703     182,224  SH           SOLE         NONE         182,224
CALIFORNIA PIZZA KITCHEN INC   COM        13054D109    2,817     152,542  SH           SOLE         NONE         152,542
DANVERS BANCORP INC            COM        236442109    7,741     344,429  SH           SOLE         NONE         344,429
EMS TECHNOLOGIES INC           COM        26873N108      824      25,000  SH           SOLE         NONE          25,000
GRAHAM PACKAGING CO INC        COM        384701108      202       8,000  SH           SOLE         NONE           8,000
L-1 IDENTITY SOLUTIONS INC     COM        50212A106      445      37,888  SH           SOLE         NONE          37,888
LAWSON SOFTWARE INC NEW        COM        52078P102      785      70,000  SH           SOLE         NONE          70,000
LOOPNET INC                    COM        543524300    1,197      65,124  SH           SOLE         NONE          65,124
LUBRIZOL CORP                  COM        549271104   21,697     161,590  SH           SOLE         NONE         161,590
MARSHALL & ILSLEY CORP NEW     COM        571837103   41,991   5,268,600  SH           SOLE         NONE       5,268,600
MEDIAMIND TECHNOLOGIES INC     COM        58449C100    4,239     193,231  SH           SOLE         NONE         193,231
NATIONAL SEMICONDUCTOR CORP    COM        637640103   46,051   1,871,245  SH           SOLE         NONE       1,871,245
SMART MODULAR TECHNOLOGIES I   ORD SHS    G82245104      827      90,279  SH           SOLE         NONE          90,279
SRA INTL INC                   CL A       78464R105    8,428     272,587  SH           SOLE         NONE         272,587
STERLING BANCSHARES INC        COM        858907108    5,801     710,952  SH           SOLE         NONE         710,952
WARNER MUSIC GROUP CORP        COM        934550104    2,523     306,920  SH           SOLE         NONE         306,920



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